UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
100 Summer Street
Boston, MA 02110-2146
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 09/30

DWS GNMA Fund

DWS High Income Fund

DWS Short Duration Fund

Date of fiscal year end: 10/31

DWS Global High Income Fund

Date of reporting period: 7/1/21-6/30/22

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04049
Reporting Period: 07/01/2021 - 06/30/2022
Deutsche DWS Income Trust

========================= DWS Global High Income Fund ==========================

QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 23, 2022   Meeting Type: Annual
Record Date:  MAR 17, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark A. Angelson         For       Withhold     Management
1.2   Elect Director Douglas P. Buth          For       Withhold     Management
1.3   Elect Director Kathryn Quadracci Flores For       Withhold     Management
1.4   Elect Director John C. Fowler           For       Withhold     Management
1.5   Elect Director Stephen M. Fuller        For       For          Management
1.6   Elect Director Christopher B. Harned    For       Withhold     Management
1.7   Elect Director J. Joel Quadracci        For       Withhold     Management
1.8   Elect Director Jay O. Rothman           For       Withhold     Management
1.9   Elect Director John S. Shiely           For       Withhold     Management

================================ DWS GNMA Fund =================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= DWS High Income Fund =============================

QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 23, 2022   Meeting Type: Annual
Record Date:  MAR 17, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark A. Angelson         For       Withhold     Management
1.2   Elect Director Douglas P. Buth          For       Withhold     Management
1.3   Elect Director Kathryn Quadracci Flores For       Withhold     Management
1.4   Elect Director John C. Fowler           For       Withhold     Management
1.5   Elect Director Stephen M. Fuller        For       For          Management
1.6   Elect Director Christopher B. Harned    For       Withhold     Management
1.7   Elect Director J. Joel Quadracci        For       Withhold     Management
1.8   Elect Director Jay O. Rothman           For       Withhold     Management
1.9   Elect Director John S. Shiely           For       Withhold     Management

=========================== DWS Short Duration Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Income Trust

By (Signature and Title) /s/Hepsen Uzcan
                                       Hepsen Uzcan, Chief Executive Officer and President

Date 8/16/22